Discontinued Operation	12 Months Ended
Dec. 31, 2022
Disclosure of discontinued operation [Abstract]
Discontinued Operation

Note 21:        Discontinued Operation

In 2020 the Company finalized PolyHeal Settlement Agreements with some shareholders of Polyheal related to '2010 PolyHeal Agreement' in which PolyHeal granted the Company an exclusive global license to manufacture, develop and commercialize all the Polyheal Products in consideration for royalty payments, and paid $195 for 1,558 shares of PolyHeal. As of December 31, 2020, the provision for liability in respect of discontinued operation, was fully offset by an impairment of the royalty rights and settlement fees.